Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (61,940)	$ (483,812)	$ (3,842,278)	$ 1,578,624
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	26,881	209,966	62,683	695,046
Amortization of right-of-use asset	242,647	1,895,294	1,895,294	2,350,116
Impairment loss on long-term investment	251,315	1,963,000
Interest of lease liabilities	17,834	139,296	232,002	82,200
Deferred tax (benefit) expense			391,820	(391,820)
Change in operating assets and liabilities
Accounts receivable	(40,204)	(314,033)	3,192,306	(2,406,350)
Interest receivables	8,416	65,737	(515,287)
Deposits and prepayments	(5,832)	(45,555)	2,576	314,594
Tax recoverable	75,258	587,834	(587,834)	1,290,587
Accruals and other payables	1,385	10,815	741,339	(507,763)
Contract liabilities	(241,974)	(1,890,032)	(196,572)	(33,614)
Operating lease liabilities	(261,688)	(2,044,020)	(2,044,020)	(2,535,360)
Taxes payable			(242,393)	242,393
Net cash provided by (used in) operating activities	12,097	94,490	(910,364)	678,653
CASH FLOWS FROM INVESTING ACTIVITIES:
Other receivables - related parties	12,380	96,700	(96,700)
Purchase of property and equipment	(243,886)	(1,904,972)
Payment for long-term investment	(3,342,859)	(26,110,738)	(14,500,000)
Net cash used in investing activities	(3,574,365)	(27,919,010)	(14,596,700)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from IPO, net			140,537,759
Deferred IPO cost				(1,870,775)
Dividend distribution	(202,525)	(1,581,900)	(4,000,000)
Other payables - related parties			(10,903,300)	5,000,000
Net cash (used in) provided by financing activities	(202,525)	(1,581,900)	125,634,459	3,129,225
NET CHANGE IN CASH	(3,764,793)	(29,406,420)	110,127,395	3,807,878
CASH AT BEGINNING OF YEAR	15,595,416	121,814,233	11,686,838	7,878,960
CASH AT END OF YEAR	11,830,623	92,407,813	121,814,233	11,686,838
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax			820,227
Cash received from tax refund	75,258	587,834		1,070,976
Cash paid for interest
Supplemental schedule of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities			1,870,775
Deferred IPO costs recognized as share premium				$ 5,527,942